ACCOUNTS PAYABLE AND OTHER (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Current
Accounts payable	$ 3,380	$ 3,250
Accrued and other liabilities	2,578	3,405
Lease liabilities	209	199
Financial liabilities	264	371
Insurance liabilities	411	398
Work in progress	368	382
Provisions and decommissioning liabilities	212	835
Liabilities associated with assets held for sale	763	1,710
Total current	8,185	10,550
Non-current
Accounts payable	111	87
Accrued and other liabilities	2,592	1,973
Lease liabilities	611	729
Financial liabilities	172	1,321
Insurance liabilities	1,589	1,427
Work in progress	42	36
Provisions and decommissioning liabilities	464	568
Total non-current	5,581	6,141
Bank overdrafts	2	19
Net defined benefit liability	220	204
Current net defined benefit liability	7	6
Non-current net defined benefit liability	$ 213	$ 198